UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Innovation Shares NextGen Protocol ETF

Innovation Shares NextGen Vehicles & Technology ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

Innovation Shares

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	18
Disclosure of Fund Expenses	20
Supplemental Information	21

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-466-6383; and (ii) on the Commission’s website at http://www.sec.gov.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Sector Weightings †

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value

COMMON STOCK — 99.6%

China — 3.4%
Baidu ADR*	1,176	$285,251
JD.com ADR(A) *	4,410	155,144
		440,395
Denmark — 1.0%
AP Moller - Maersk, Cl B	86	128,503

Germany — 4.2%
Deutsche Boerse	609	81,325
SAP	4,137	465,236
		546,561
Hong Kong — 8.3%
BOC Hong Kong Holdings	40,500	203,684
Hong Kong Exchanges & Clearing	3,800	122,950
Tencent Holdings	14,800	753,193
		1,079,827
India — 1.4%
Infosys ADR(A)	6,405	116,507
Wipro ADR	15,582	71,677
		188,184
Japan — 2.1%
ANA Holdings	1,400	56,467
GMO internet	400	10,729
Recruit Holdings	6,600	184,067
SBI Holdings	600	16,424
		267,687
South Korea — 0.3%
Samsung SDS	189	36,995

Taiwan — 5.1%
Taiwan Semiconductor Manufacturing ADR	17,283	668,852

United Kingdom — 4.4%
BP	74,025	567,665
Description	Shares/Par Amount	Fair Value
United States — 69.4%
Consumer Discretionary— 7.8%
Amazon.com*	530	$863,699
DISH Network, Cl A*	2,184	64,537
Expedia Group(A)	630	76,249
Overstock.com*	84	2,808
		1,007,293
Financials— 6.5%
American Express	3,234	317,902
Cboe Global Markets	420	40,975
CME Group, Cl A	1,134	184,729
Goldman Sachs Group	1,344	303,583
		847,189
Industrials— 5.0%
FedEx	945	235,418
United Parcel Service, Cl B	3,570	414,548
		649,966
Information Technology— 49.4%
Accenture, Cl A	1,911	297,619
Advanced Micro Devices(A) *	3,381	46,421
Cisco Systems	13,188	563,260
Intel	15,099	833,465
International Business Machines	2,919	412,484
Intuit	840	169,344
Mastercard, Cl A	3,255	618,841
Micron Technology*	3,360	193,502
Microsoft	8,715	861,391
NVIDIA	1,869	471,343
Oracle	12,537	585,729
PayPal Holdings*	4,242	348,141
Square, Cl A(A) *	1,092	63,609
Visa, Cl A	7,224	944,321
		6,409,470
Telecommunication Services— 0.7%
Sprint*	16,989	87,323
Total United States		9,001,241

Total Common Stock
(Cost $12,525,430)		12,925,910

REPURCHASE AGREEMENT — 0.4%
Deutsche Bank
1.780%, dated 05/31/2018, to be repurchased on 06/01/2018, repurchase price $45,758 (collateralized by various U.S. Treasury obligations, par values ranging from $5,017 to $43,952, 0.000%, 05/15/2026 to 02/15/2035, with a total market value of $46,802) (B)(C)
(Cost $45,756)	$45,756	45,756

Total Investments - 100.0%
(Cost $12,571,186)		$12,971,666

The accompanying notes are an integral part of the financial statements.

1

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Percentages are based on Net Assets of $12,970,693.

ADR — American Depositary Receipt

Cl — Class

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at May 31, 2018 (see Note 6). The total market value of securities on loan at May 31, 2018 was $435,329.
(B)	Tri-Party Repurchase Agreement.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of May 31, 2018 was $45,756.

The following is a list of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,925,910	$—	$—	$12,925,910
Repurchase Agreement	—	45,756	—	45,756
Total Investments in Securities	$12,925,910	$45,756	$—	$12,971,666

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Sector Weightings †

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value

COMMON STOCK — 99.1%

Australia — 0.3%
Galaxy Resources(A) *	552	$1,458
Mineral Resources	228	3,188
Orocobre(A) *	236	1,012
Pilbara Minerals(A) *	2,136	1,487
Western Areas	248	634
		7,779
Belgium — 0.7%
Melexis	44	4,404
Umicore	220	12,430
		16,834
Canada — 0.4%
First Quantum Minerals	572	8,973
Lithium Americas*	164	869
Nemaska Lithium*	636	510
		10,352
Chile — 0.7%
Sociedad Quimica y Minera de Chile ADR(A)	316	16,473

China — 3.5%
Baidu ADR*	364	88,292

France — 1.9%
Renault	300	28,936
Valeo	292	18,515
		47,451
Germany — 11.5%
Bayerische Motoren Werke	728	72,555
Continental	224	56,766
Daimler	1,220	87,838
Infineon Technologies	1,264	34,659
Innogy(B)	700	29,506
OSRAM Licht	124	7,307
		288,631
Hong Kong — 5.4%
AAC Technologies Holdings	2,000	30,112
Description	Shares	Fair Value
BAIC Motor, Cl H(B)	8,000	$7,771
BYD, Cl H	4,000	25,956
Dongfeng Motor Group, Cl H	8,000	9,128
FDG Electric Vehicles*	20,000	398
Geely Automobile Holdings	12,000	34,038
Great Wall Motor, Cl H	14,000	13,653
Guangzhou Automobile Group, Cl H	8,000	13,564
		134,620
Italy — 2.2%
Fiat Chrysler Automobiles*	1,440	32,610
STMicroelectronics	976	23,207
		55,817
Japan — 16.4%
Denso	1,200	58,429
Hino Motors	400	4,495
Mitsubishi Chemical Holdings	2,000	18,556
Nissan Motor	4,800	47,737
Panasonic	2,800	38,387
Renesas Electronics*	2,400	23,902
Rohm	100	9,287
Sumitomo Metal Mining	400	15,338
Toray Industries	2,000	16,400
Toyota Motor	2,800	178,368
		410,899
Netherlands — 0.1%
AMG Advanced Metallurgical Group	36	2,068

South Korea — 5.3%
Hanon Systems	688	6,447
Hyundai Mobis	136	27,504
Hyundai Motor	268	34,558
LG Chemical	80	25,122
S&T Motiv	20	574
Samsung SDI	88	16,368
SK Innovation	108	20,639
		131,212
Switzerland — 2.4%
ABB	2,632	59,676

United Kingdom — 3.3%
Glencore	14,904	73,785
Johnson Matthey	196	9,162
		82,947
United States — 45.0%
Consumer Discretionary— 10.2%
Autoliv	84	12,429
BorgWarner	264	12,878
Delphi Automotive*	348	33,930
Ford Motor	5,372	62,047
General Motors	1,872	79,934
Gentherm(A) *	48	1,699
Tesla(A) *	184	52,390
		255,307

The accompanying notes are an integral part of the financial statements.

3

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Description	Shares/Par Amount	Fair Value
Industrials— 0.4%
Arconic	544	$9,602
Information Technology— 33.2%
Advanced Micro Devices(A) *	1,040	14,279
Alphabet, Cl A*	152	167,200
Apple	996	186,123
Intel	3,448	190,330
Littelfuse	28	6,077
Marvell Technology Group	520	11,201
NVIDIA	572	144,253
Texas Instruments	1,000	111,910
		831,373
Materials— 1.2%
Albemarle(A)	172	16,077
FMC	172	14,979
		31,056
Total United States		1,127,338

Total Common Stock
(Cost $2,494,541)		2,480,389

REPURCHASE AGREEMENT — 3.4%
Nomura Securities
1.780%, dated 05/31/18, to be repurchased on 06/01/18, repurchase price $85,275 (collateralized by various U.S. Treasury obligations, par values ranging from $1 to $14,830, 0.000% to 8.500%, 06/30/2018 to 09/09/2049, with a total market value of $87,095) (C)(D)
(Cost $85,271)	$85,271	85,271

Total Investments - 102.5%
(Cost $2,579,812)		$2,565,660

Percentages are based on Net Assets of $2,503,153.

ADR — American Depositary Receipt

Cl — Class

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at May 31, 2018 (see Note 6). The total market value of securities on loan at May 31, 2018 was $100,051.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of May 31, 2018 was $37,277 and represents 1.5% of Net Assets.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of May 31, 2018 was $85,271.

The following is a list of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,480,389	$—	$—	$2,480,389
Repurchase Agreement	—	85,271	—	85,271
Total Investments in Securities	$2,480,389	$85,271	$—	$2,565,660

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Innovation Shares

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Innovation Shares NextGen Protocol ETF	Innovation Shares NextGen Vehicles & Technology ETF

Assets:
Investments at Fair Value*	$12,925,910	$2,480,389
Repurchase Agreement	45,756	85,271
Cash and Cash Equivalents	20,056	17,713
Dividends Receivable	30,144	4,676
Reclaims Receivable	1,713	1,771
Total Assets	13,023,579	2,589,820

Liabilities:
Payable Upon Return on Securities Loaned	45,756	85,271
Advisory Fees Payable	7,126	1,396
Unrealized Depreciation on Foreign Currency Spot Contracts	4	—
Total Liabilities	52,886	86,667

Net Assets	$12,970,693	$2,503,153

Net Assets Consist of:
Paid-in Capital	$12,559,261	$2,500,000
Accumulated Undistributed Net Investment Income	36,694	20,314
Accumulated Net Realized Loss on Investments	(25,615)	(2,902)
Net Unrealized Appreciation (Depreciation) on Investments	400,480	(14,152)
Net Unrealized Depreciation on Foreign Currency Translations	(127)	(107)

Net Assets	$12,970,693	$2,503,153

Investments and Repurchase Agreement, at Cost	12,571,186	2,579,812
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	525,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.71	$25.03

* Includes Market Value of Securities on Loan of $435,329 and $100,051, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

5

Innovation Shares

Statements of Operations

For the period ended May 31, 2018 (Unaudited)

	Innovation Shares NextGen Protocol ETF(1)	Innovation Shares NextGen Vehicles & Technology ETF(2)

Investment Income:
Dividend Income	$58,314	$28,210
Income from securities lending	125	239
Interest Income	68	16
Less: Foreign Taxes Withheld	(4,062)	(3,332)
Total Investment Income	54,445	25,133

Expenses:
Advisory Fees	25,944	7,043
Less: Advisory Fee Waiver	(8,193)	(2,224)
Total Expenses	17,751	4,819
Net Investment Income	36,694	20,314

Net Realized Gain (Loss) on:
Investments	(26,336)	(2,785)
Foreign Currency Transactions	721	(117)
Net Change in Unrealized Appreciation (Depreciation):
Investments	400,480	(14,152)
Foreign Currency Translations	(127)	(107)
Net Realized and Unrealized Gain (Loss) on Investments	374,738	(17,161)
Net Increase in Net Assets Resulting from Operations	$411,432	$3,153

(1) Commenced operations on January 29, 2018.

(2) Commenced operations on February 12, 2018.

The accompanying notes are an integral part of the financial statements.

6

Innovation Shares

Statements of Change in Net Assets

	Innovation Shares NextGen Protocol ETF(1)	Innovation Shares NextGen Vehicles & Technology ETF(2)
	Period Ended May 31, 2018 (Unaudited)	Period Ended May 31, 2018 (Unaudited)
Operations:
Net Investment Income	$36,694	$20,314
Net Realized Loss on Investments	(25,615)	(2,902)
Net Change in Unrealized Appreciation (Depreciation) on Investments	400,353	(14,259)
Net Increase in Net Assets Resulting from Operations	411,432	3,153

Capital Share Transactions:
Issued In-Kind	12,559,261	2,500,000
Increase in Net Assets from Capital Share Transactions	12,559,261	2,500,000
Total Increase in Net Assets	12,970,693	2,503,153
Net Assets:
Beginning of Period	—	—
End of Period (Includes Undistributed Net Investment Income of $36,694 and $20,314)	$12,970,693	$2,503,153

Share Transactions:
Issued In-Kind	525,000	100,000
Net Increase in Shares Outstanding from Share Transactions	525,000	100,000

(1) Commenced operations on January 29, 2018.

(2) Commenced operations on February 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

7

Innovation Shares

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended May 31, 2018 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
Innovation Shares NextGen Protocol ETF
2018(4)	$25.00	$0.11	$(0.40)	$(0.29)	$—	$—	$—	$24.71	$24.80	(1.16)%	$12,971	0.65	%^	1.34%	11%
Innovation Shares NextGen Vehicles & Technology ETF
2018(5)	$25.00	$0.21	$(0.18)	$0.03	$—	$—	$—	$25.03	$25.06	0.12%	$2,503	0.65	%^	2.74%	11%

*	Per share data calculated using average shares method.
^	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.95%.
(1)	Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.
(4)	Commenced operations January 29, 2018.
(5)	Commenced operations February 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

8

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the "Trust"), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF (each a “Fund”, and collectively the “Funds”). The Innovation Shares NextGen Protocol ETF seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Blockchain Innovators Index. The Innovation Shares NextGen Vehicles & Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Next Generation Vehicles Index. Each Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds. Innovation Shares NextGen Protocol ETF commenced operations on January 29, 2018 and Innovation Shares NextGen Vehicles & Technology ETF commenced operations on February 12, 2018.

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Funds meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing

9

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

10

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2018, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

11

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares (“Shares”) on a continuous basis at NAV and only in large blocks of at least 25,000 Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard Creation Transaction Fees of $500 and $1,300 for NextGen Protocol ETF and NextGen Vehicles &Technology ETF, respectively, per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 and $1,300 for NextGen Protocol ETF and NextGen Vehicles &Technology ETF, respectively, per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Innovation Shares NextGen Protocol ETF	25,000	$500	$617,750	$500
Innovation Shares NextGen Vehicles & Technology ETF	25,000	1,300	625,750	1,300

To the extent a Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the

12

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Funds pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate as follows:

Innovation Shares NextGen Protocol ETF	0.95%[1]
Innovation Shares NextGen Vehicles & Technology ETF	0.95%[1]

1 The “Adviser” has contractually agreed to waive a portion of its Management Fee in an amount equal to 0.30% of average daily net assets through March 31, 2019, unless earlier terminated by the Board of Trustees of Exchange Traded Concepts Trust for any reason at any time.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Penserra Capital Management, LLC, or the Sub-Adviser, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, to serve as sub-adviser to the Funds. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 1) 5 basis points on up to $500 million in assets; 2) 4 basis points on the next $500 million; 3) 3 basis points on all assets above $1 billion; subject to an annual minimum fee of $15,000.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  No payments pursuant to the Plan will be made during the initial twelve (12) months of operation.  In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended May 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

13

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Innovation Shares NextGen Protocol ETF	$1,453,259	$875,601
Innovation Shares NextGen Vehicles & Technology ETF	365,314	280,299

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended May 31, 2018, there were in-kind transactions associated with creations and redemptions:

	Purchases	Sales	Net Realized Gain
Innovation Shares NextGen Protocol ETF	$11,974,116	$—	$—
Innovation Shares NextGen Vehicles & Technology ETF	2,412,312	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Innovation Shares NextGen Protocol ETF	$12,571,186	$732,449	$(331,969)	$400,480
Innovation Shares NextGen Vehicles & Technology ETF	2,579,812	119,292	(133,444)	(14,152)

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not

14

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

6. SECURITIES LENDING (continued)

exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Innovation Shares NextGen Protocol ETF and the Innovation Shares NextGen Vehicles & Technology ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2018:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non- cash Collateral Received	Net Amount
Innovation Shares NextGen Protocol ETF	$435,329	$45,756	$398,777	$9,204
Innovation Shares NextGen Vehicles & Technology ETF	100,051	85,271	17,185	2,405

The value of loaned securities and related collateral outstanding at May 31, 2018 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2018, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of May 31, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Innovation Shares NextGen Protocol ETF
Repurchase Agreements	$45,756	$–	$–	$–	$45,756
U.S. Government Securities	–	4,596	15,472	378,709	398,777
Total	$45,756	$4,596	$15,472	$378,709	$444,533

15

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

6. SECURITIES LENDING (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Innovation Shares NextGen Vehicles & Technology ETF
Repurchase Agreements	$85,271	$–	$–	$–	$85,271
U.S. Government Securities	–	198	269	16,718	17,185
Total	$85,271	$198	$269	$16,718	$102,456

7. RISKS OF INVESTING IN THE FUNDS

As with all ETFs, a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Concentration Risk

From time to time, the Funds may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Funds may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Funds’ investments were more broadly diversified.

Currency Exchange Rate Risk

The Funds invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non- U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

16

Innovation Shares

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Concluded)

8. OTHER

At May 31, 2018, the records of the Trust reflected that 100% of Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF total Shares outstanding were held by four and one Authorized Participants, respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2018.

17

Innovation Shares

Board Consideration of Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) on December 7, 2017, the Board considered and approved the following agreements with respect to the Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles and Technology ETF (each, a “Fund” and together, the “Funds”):

•	An investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), pursuant to which ETC will provide advisory services to the Funds (the “Advisory Agreement”); and

•	A sub-advisory agreement between ETC and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), pursuant to which Penserra will provide sub-advisory services to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Adviser, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services to be provided to the Funds by ETC and Penserra; (ii) ETC and Penserra’s expected costs to be incurred and profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Penserra, or their affiliates; (iii) comparative fee and expense data for each Fund; (iv) the extent to which the advisory fee for a Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

In considering the nature, extent, and quality of the services provided to the Funds, the Board considered ETC and Penserra’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include overseeing the activities of Penserra and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, while Penserra’s responsibilities would include trading portfolio securities and other investment instruments on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience and responsibilities of ETC and Penserra’s investment personnel, the quality of ETC and Penserra’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Penserra have appropriate compliance policies and procedures in place. The Board noted that it had reviewed ETC and Penserra’s registration forms on Form ADV as well as ETC and Penserra’s

18

Innovation Shares

Board Consideration of Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Concluded)

responses to a detailed series of questions, which included a description of ETC and Penserra’s operations, service offerings, personnel (including, with respect to Penserra, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Funds), compliance program, risk management program, and financial condition. The Board considered ETC and Penserra’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC and Penserra outside of the Trust. The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on these factors, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by ETC and Penserra.

Because the Funds are new and have not commenced operations, there were no historical performance records to consider. The Board took note of the index-based investment objective of each Fund, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as index-based ETFs, each Fund’s performance is expected to reasonably track the performance of its respective index, the Fund’s performance would not be the direct result of investment decisions made by ETC, and that trading for the Funds would be handled by a sub-adviser, Penserra, which would have relatively limited investment discretion. Consequently, with respect to each Fund’s performance, the Board in the future would focus on ETC’s oversight of Penserra’s services, including whether a Fund’s performance exhibited significant tracking error, and the extent to which the Fund achieved its investment objective as a passively-managed fund.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and Penserra for their services to each Fund under their respective Agreements. The Board compared the advisory fees to those paid by comparable funds, noting that the advisory fees were at the higher end of the range of advisory fees paid by such funds. The Board took into consideration that each Fund’s advisory fee is structured as a “unified fee,” meaning that each Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to Penserra would be paid out of the advisory fees. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board further noted that each sub-advisory fee has a basis point fee component based on assets under management and a minimum annual fee component. The Board considered that the sub-advisory fees are paid by ETC, not the Funds, and that each fee reflects an arm’s length negotiation between ETC and Penserra. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC given the work to be performed by each firm. The Board considered the costs and expenses expected to be incurred by ETC and Penserra in providing advisory and sub-advisory services, evaluated the compensation and benefits expected to be received by ETC and Penserra from their relationship with the Funds, and reviewed a profitability analysis with respect to each Fund. In light of this information, the Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered. The Board also considered the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of each Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of each Fund and its shareholders.

19

Innovation Shares

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/29/18	Ending Account Value 5/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Innovation Shares NextGen Protocol ETF^
Actual Fund Return	$1,000.00	$988.40	0.65%	$2.14
Hypothetical 5% Return	$1,000.00	$1,014.42	0.65%	$2.17

^	Commenced operations on January 29, 2018.
(1)	Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 122/365 (to reflect the one-half year period shown).

	Beginning Account Value 2/12/18	Ending Account Value 5/31/18	Annualized Expense Ratios	Expenses Paid During Period(2)
Innovation Shares NextGen Vehicles & Technology ETF^^
Actual Fund Return	$1,000.00	$1,001.20	0.65%	$1.92
Hypothetical 5% Return	$1,000.00	$1,012.87	0.65%	$1.94

^^	Commenced operations on February 12, 2018.
(2)	Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 108/365 (to reflect the one-half year period shown).

20

Innovation Shares

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.innovationshares.com.

21

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

INN-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2018